February 25, 2010

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:          Vanguard Index Funds

                File No. 2-56846

Commissioners:

Enclosed is Post-Effective Amendment No. 115 to the Trust’s registration statement on Form N-1A, affecting the Signal Shares of each series of the Trust. We are filing the Amendment pursuant to Rule 485(a)(1) under the Securities Act of 1933 (1) to implement the changes required by the new Form N-1A, and (2) to effect a number of non-material editorial changes.

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, we have designated an effective date of April 29, 2010 for this Amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include: (1) text addressing any SEC staff comments regarding the 485(a) filing, and (2) updated financial statements for all share classes of each series of the Trust. The remaining share classes of each series, will be filed in the same submission as the above referenced 485(b) filing, but will be filed pursuant to Rule 485(b)(1)(vii) under the Securities Act of 1933 following a request for permission to so file that was submitted on February 16, 2010. The prospectuses for the remaining share classes of each series of the Trust will not contain disclosures that would render them ineligible to become effective under Rule 485(b).

Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate April 29, 2010 as its effective date so that both the 485(b) filing and this 485(a) filing will go effective concurrently.

Please contact me at (610) 669-5284 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Lisa L. B Matson

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc:           Christian Sandoe, Esq.

                U.S. Securities and Exchange Commission